Net Loss Per Share (Additional Information) (Details) - shares	Dec. 31, 2023	Sep. 25, 2023	Sep. 21, 2023	Dec. 31, 2022
Common stock, shares issued	160,084,250	474,683		141,348,856
Penny Warrant [Member]
Common stock, shares issued			8,500,000